CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                               SEMI -ANNUAL REPORT

                                 MARCH 31, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
CIIT CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

Caution and uncertainty has characterized much of the period. The economy is having trouble getting into gear, despite the recent consumer and investor confidence.

While challenges and uncertainties lie ahead, the talented team of financial specialists safeguards your investments. Your board of trustees wants to assure you that your investment in the trust has to meet strict investment criterion. There are concentration limits regarding companies and industries. As another example of our commitment to providing you with investment safeguards we have the Money Market Series rated AAAm (the highest rating) by Standard and Poor's while the U.S. Government Series is rated AAAm by Standard and Poor's and Aaa by Moody's. This year we are having Cadre Financial Services, Inc. certify these Financial Statements in accordance with Sarbanes-Oxley Act of 2002. As you can see, your Board of Trustees takes very seriously the safety of your investment.

As a shareholder of the Trust, you can access your account information 24 hours a day, seven days a week through COMPASS. This online service offers complete, up-to-date account and investment information, pertinent general information, transaction input up to six months in advance, current and previous monthly statements and current yield information.

On behalf of your Board of Trustees, I want to thank each of you for your continued confidence and support.

Sincerely,
/s/ Michael P. Flanagan
-----------------------
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The period began with the federal funds target rate at 1.75% and with the Federal Reserve having a bias towards lowering interest rates. Signs of slow economic growth caused the Fed to adopt an easing bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. Finally, the Fed elected to reduce the federal funds target to 1.25% at the November FOMC meeting to help ensure an economic recovery.

Recently, several economic reports continue to paint a picture of an economy that is growing much less than many had hoped. In the fourth quarter, gross domestic product grew at a 1.4% annual rate. Consumer spending, which accounts for more than two thirds of economic growth, grew at a 1.7% annual pace last quarter. This was the weakest pace since the third quarter of 2001. The slowdown was led by a 8.2% drop in spending on durable goods, which was the biggest decline in over 10 years. The drop in consumer spending mirrors the declines that have been seen in recent reports on consumer confidence. In February, consumer confidence continued to decline to 62.5 from 64.8. That was the lowest reading since October of 1993 when the index was at 60.5.

U.S. manufacturing continues to struggle. The Institute of Supply Management's factory index fell to 46.2 in March from 50.5 in February. A reading below 50 means that manufacturing is contracting. This was the first time in 5 months that the index was below 50. Furthermore, this was the lowest reading since November of 2001.

The manufacturing sector of the economy also began to show signs of further deterioration. U.S. manufacturing contracted in October, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to
49.7 in the month of October. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 55.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory. Thus, currently, the index is just barely above 50

The labor market continued to deteriorate. In December, the U.S. unemployment rate increased to 6.0%. Also, manufacturing employment has declined for the 32nd straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

Going forward, the market is uncertain about the current economic outlook. The market has priced in the possibility of another interest cut by the fed, as evidenced by the July 2003 fed funds futures contract's yield of 1.14%.




Cadre Financial Services, Inc.


                              TRUSTEES AND OFFICERS

Chairman / Trustee                            Michael P. Flanagan *                    Executive Director
                                                                                       MASA

Trustee                                       Richard J. Anderson *+                   Associate Executive Director
                                                                                       NSBA

Trustee                                       David Boyle                              Vice Chairman
                                                                                       Ambac Financial Group, Inc.

Trustee                                       Harvey A. Fein *+                        Vice President and CFO
                                                                                       Molina Health Care, Inc.

Trustee                                       Russell E. Galipo +                      Retired


Trustee                                       C. Roderick O'Neil                       Retired


Trustee                                       William J. Reynolds, Esq.                Retired


Trustee                                       Dr. Don I. Tharpe *                      Executive Vice President and COO
                                                                                       Council on Foundations

President                                     Kevin J. Burke                           Chief Executive Officer
                                                                                       Cadre Financial Services, Inc.

Secretary                                     Anne G. Gill, Esq.                       First Vice President
                                                                                       Ambac Financial Group, Inc.

Assistant Secretary                           Fred Jensen, Esq.                        Vice President
                                                                                       Cadre Financial Services

Assistant Secretary                           Jennifer Scheffel, Esq.                  Assistant Vice President
                                                                                       Cadre Financial Services, Inc

Treasurer                                     Danielle Buell                           First Vice President
                                                                                       Cadre Financial Services, Inc



                 TEAM OF PROFESSIONALS

Investment Adviser                    Cadre Financial Services, Inc.
Administrator                         Cadre Financial Services, Inc.
Transfer Agent                        Cadre Financial Services, Inc.
Distributor                           Ambac Securities, Inc
Custodian                             US Bank
Independent Auditors                  KPMG LLP
Legal Counsel                         Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

                       THIS PAGE INTENTIONALLY LEFT BLANK

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------

                                                                CADRE                CADRE AFFINITY          CADRE RESERVE
                                                             LIQUID ASSET                 FUND                    FUND
                                                                  FUND
                                                          -------------------     --------------------    --------------------
ASSETS:
Investment in Cadre Institutional Investors Trust
   U.S. Government Money Market  Portfolio, at value             $  9,680,101             $  9,353,476            $191,151,205
Other assets                                                          219,997                  103,613                   5,993
                                                                 ------------             ------------            ------------
          Total Assets                                              9,900,098                9,457,089             191,157,198
                                                                 ------------             ------------            ------------
LIABILITIES:
Administration fees payable                                             1,504                      838                  22,415
12b-1 fees payable                                                       --                      2,179                    --
Transfer agent fees payable                                               396                      220                  11,207
Accrued trustees' fees and expenses                                     1,254                      892                   1,436
Other accrued expenses                                                 15,925                   15,809                   5,564
                                                                 ------------             ------------            ------------
          Total Liabilities                                            19,079                   19,938                  40,622
                                                                 ------------             ------------            ------------

NET ASSETS                                                       $  9,881,019             $  9,437,151            $191,116,576
                                                                 ============             ============            ============
Shares of beneficial interest outstanding
(unlimited shares authorized)                                       9,881,019                9,437,151             191,116,576
                                                                 ============             ============            ============
NET ASSET VALUE, OFFERING PRICE AND                              $       1.00             $       1.00            $       1.00
                                                                 ============             ============            ============
     REDEMPTION PRICE PER SHARE

NET ASSETS CONSIST OF:
Common Stock, at par value                                       $      9,881             $      9,437            $    191,117

Paid-in capital in excess of par value                              9,871,138                9,427,714             190,925,459
                                                                 ------------             ------------            ------------
   NET ASSETS                                                    $  9,881,019             $  9,437,151            $191,116,576
                                                                 ============             ============            ============


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

                                                                                         CADRE LIQUID ASSET FUND
                                                                              ---------------------------------------------
                                                                                 FOR THE                        FOR THE
                                                                                SIX MONTHS                        YEAR
                                                                                  ENDED                           ENDED
                                                                              MARCH 31, 2003                  SEPTEMBER 30,
                                                                               (UNAUDITED)                        2002
                                                                              --------------                  -------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                                                    $ 107,566                        $ 281,602

     Expenses                                                                        7,126                           14,565
                                                                                 ---------                        ---------
NET INVESTMENT INCOME FROM CIIT
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO                                        100,440                          267,037


EXPENSES:
    Administration fees                                                             13,684                           24,641
    Transfer agent fees                                                              3,601                            6,485
    12b-1 fees                                                                        --                               --
    Custodian fees                                                                  17,719                           31,620
    Audit and tax fees                                                               5,691                           10,100
    Printing fees                                                                      364                              700
    Other expenses                                                                   5,292                           10,229
                                                                                 ---------                        ---------
        Total expenses                                                              46,351                           83,775
        Less/Plus: Fee waivers and
        expense recoupments                                                         (7,340)                         (14,335)

                                                                                 ---------                        ---------
        Net expenses                                                                39,011                           69,440
                                                                                 ---------                        ---------
NET INVESTMENT INCOME                                                            $  61,429                        $ 197,597
                                                                                 =========                        =========



   The accompanying notes are an integral part of these financial statements.

                                                       CADRE AFFINITY FUND                              CADRE RESERVE FUND
                                                 --------------------------------                --------------------------------
                                                    FOR THE           FOR THE                       FOR THE           FOR THE
                                                   SIX MONTHS           YEAR                       SIX MONTHS           YEAR
                                                     ENDED              ENDED                        ENDED              ENDED
                                                 MARCH 31, 2003     SEPTEMBER 30,                MARCH 31, 2003     SEPTEMBER 30,
                                                  (UNAUDITED)           2002                      (UNAUDITED)           2002
                                                 --------------     -------------                --------------     -------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES
    ALLOCATED FROM CIIT U.S.
    GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                        $  119,200        $  411,394                    $1,042,968        $2,337,820

     Expenses                                             7,922            21,724                        69,784           123,571
                                                     ----------        ----------                    ----------        ----------
NET INVESTMENT INCOME FROM CIIT
     U.S. GOVERNMENT MONEY MARKET
     PORTFOLIO                                          111,278           389,670                       973,184         2,214,249


EXPENSES:
    Administration fees                                  15,015            36,886                        70,107           109,563
    Transfer agent fees                                   3,951             9,707                        35,054            54,781
    12b-1 fees                                            7,902            19,414                          --                --
    Custodian fees                                       27,030            53,038                         2,897             6,441
    Audit and tax fees                                    5,691            10,100                         5,691            10,100
    Printing fees                                           364               700                           364               700
    Other expenses                                        3,292             5,426                         8,942            18,223
                                                     ----------        ----------                    ----------        ----------
        Total expenses                                   63,245           135,271                       123,055           199,808
        Less/Plus: Fee waivers and
        expense recoupments                             (12,180)          (11,497)                       38,622            38,740
                                                     ----------        ----------                    ----------        ----------
        Net expenses                                     51,065           123,774                       161,677           238,548
                                                     ----------        ----------                    ----------        ----------
NET INVESTMENT INCOME                                $   60,213        $  265,896                    $  811,507        $1,975,701
                                                     ==========        ==========                    ==========        ==========


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         CADRE LIQUID ASSET FUND
                                                                         -----------------------
                                                            FOR THE
                                                          SIX MONTHS
                                                             ENDED
                                                         MARCH 31, 2003            FOR THE YEAR ENDED SEPT. 30,
                                                          (UNAUDITED)               2002                   2001
                                                       ------------------    -------------------    --------------------
OPERATIONS:
   Net investment income                                         $ 61,429              $ 197,597             $ 1,821,696
                                                       ------------------    -------------------    --------------------
DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                          (61,429)              (197,597)             (1,821,696)
                                                       ------------------    -------------------    --------------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                           609,215,872            901,453,036             762,523,434
   Net asset value of shares issued to
   shareholders from reinvestment
    of dividends                                                   61,429                197,597               1,821,696
   Cost of shares redeemed                                   (621,780,213)          (903,765,408)           (775,982,861)
                                                       ------------------    -------------------    --------------------
       Net (decrease) increase  in net
        assets resulting from share
        transactions                                          (12,502,912)            (2,114,775)            (11,637,731)
                                                       ------------------    -------------------    --------------------

                                                              (12,502,912)            (2,114,775)            (11,637,731)
NET ASSETS:

   Beginning of period                                         22,383,931             24,498,706              36,136,437
                                                       ------------------    -------------------    --------------------
   End of period                                               $9,881,019            $22,383,931             $24,498,706
                                                       ==================    ===================    ====================
OTHER INFORMATION

Share Transactions:
   Shares sold                                                609,215,872            901,453,036             762,523,434
   Shares issued to shareholders from
          reinvestment of dividends                                61,429                197,597               1,821,696
   Shares repurchased                                        (621,780,213)          (903,765,408)           (775,982,861)
                                                       ------------------    -------------------    --------------------
        Net (decrease) increase in
         shares outstanding                                   (12,502,912)            (2,114,775)            (11,637,731)
                                                       ==================    ===================    ====================

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                             CADRE AFFINITY FUND                                  CADRE RESERVE FUND
                                             -------------------                                  ------------------
                                    FOR THE                                             FOR THE
                                  SIX MONTHS                                          SIX MONTHS
                                     ENDED                                              ENDED
                                 MARCH 31, 2003   FOR THE YEAR ENDED SEPT. 30,      MARCH 31, 2003   FOR THE YEAR ENDED SEPT. 30,
                                  (UNAUDITED)       2002             2001            (UNAUDITED)       2002             2001
                                --------------  -------------    -------------     --------------  -------------    -------------
OPERATIONS:
 Net investment income           $      60,213  $     265,896    $     866,940    $     811,507    $   1,975,701    $   3,542,246
                                 -------------  -------------    -------------    -------------    -------------    -------------
DIVIDENDS TO
SHAREHOLDERS FROM:

 Net investment income                 (60,213)      (265,896)        (866,940)        (811,507)      (1,975,701)      (3,542,246)
                                 -------------  -------------    -------------    -------------    -------------    -------------

SHARE TRANSACTIONS:

 Net proceeds from sale
 of shares                          77,500,052    226,315,196      215,809,536      364,872,178      406,137,108      259,645,914
 Net asset value of shares
 issued to shareholders from
 reinvestment of dividends              60,213        265,896          866,940          811,507        1,975,701        3,542,246
 Cost of shares redeemed           (85,758,572)  (227,178,721)    (223,399,377)    (297,661,385)    (381,242,755)    (217,342,251)
                                 -------------  -------------    -------------    -------------    -------------    -------------
   Net (decrease) increase
   in net assets resulting
   from share transactions          (8,198,307)      (597,629)      (6,722,901)      68,022,300       26,870,054       45,845,909
                                 -------------  -------------    -------------    -------------    -------------    -------------
                                    (8,198,307)      (597,629)      (6,722,901)      68,022,300       26,870,054       45,845,909
NET ASSETS:
 Beginning of period                17,635,458     18,233,087       24,955,988      123,094,276       96,224,222       50,378,313
                                 -------------  -------------    -------------    -------------    -------------    -------------
 End of period                   $   9,437,151  $  17,635,458    $  18,233,087    $ 191,116,576    $ 123,094,276    $  96,224,222
                                 =============  =============    =============    =============    =============    =============
OTHER INFORMATION

Share Transactions:
 Shares sold                        77,500,052    226,315,196      215,809,536      364,872,178      406,137,108      259,645,914
 Shares issued to shareholders
 from reinvestment of dividends         60,213        265,896          866,940          811,507        1,975,701        3,542,246
 Shares repurchased                (85,758,572)  (227,178,721)    (223,399,377)    (297,661,385)    (381,242,755)    (217,342,251)
                                 -------------  -------------    -------------    -------------    -------------    -------------
 Net (decrease) increase in
   shares outstanding               (8,198,307)      (597,629)      (6,722,901)      68,022,300       26,870,054       45,845,909
                                 =============  =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (3.6% for Cadre Liquid Asset Fund, 3.4% for Cadre Affinity Fund and 69.3% for Cadre Reserve Fund at March 31,
2003). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES
The Trust, on behalf of the Funds, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

--------------------------------------------- ------------------------- ---------------------- -----------------------
                                                 Cadre Liquid Asset        Cadre Affinity        Cadre Reserve
                                                        Fund                   Fund                  Fund
--------------------------------------------- ------------------------- ---------------------- -----------------------
0 - $250,000,000                                        0.19%                   0.19%                   0.10%
--------------------------------------------- ------------------------- ---------------------- -----------------------
$250,000,001 - $1,000,000,000                           0.165%                  0.165%                  0.075%
--------------------------------------------- ------------------------- ---------------------- -----------------------
Over $1,000,000,000                                     0.14%                   0.14%                   0.05%
--------------------------------------------- ------------------------- ---------------------- -----------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid by each fund an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

Ambac Securities, Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the six month period ended March 31, 2003, Cadre waived and reimbursed the following fees so that the Funds could meet this expense limitation.

                                                 ---------------------------- --------------------------- --------------------------
                                                         Waived Fees              Reimbursed Expense                Total
-----------------------------------    Expense   --------------------------- --------------------------- --------------------------
               Fund                     Limit       Current     Life to Date    Current       Life to       Current       Life to
                                                                                         -----------------                  Date
                                                                                               Date
----------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- --------------
Cadre Liquid Asset Fund                 0.65%        $7,340       $101,365        $0          $39,904        $7,340       $141,269
----------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- --------------
Cadre Affinity Fund                     0.75%       $12,180        $75,184        $0          $39,539       $12,180       $114,723
----------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- --------------
Cadre Reserve Fund                      0.33%          $0         $225,809        $0         $114,088          $0         $339,897
----------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- --------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

During the six month period ended March 31, 2003, the following was reimbursed to Cadre pursuant to the terms of the Plan:

                                              -------------------- ----------------------------------------------
                                                                              Amounts Reimbursed to Cadre
---------------------------------------------        Expense       ------------------------ ---------------------
                    Fund                              Limit                 Current              Life to date
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Liquid Asset Fund                               0.65%                     $0                   $43,840
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Affinity Fund                                   0.75%                     $0                   $14,973
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Reserve Fund                                    0.33%                  $38,622                 $90,324
--------------------------------------------- -------------------- ------------------------ ---------------------

Pursuant to the Excess Expense Reimbursement Plan, Cadre has determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the six month period ended March 31, 2003, Cadre deemed the following as unrecoverable:

                                              ---------------------------------------------
                                                           Amount Unrecoverable
--------------------------------------------- ----------------------- ---------------------
                    Fund                              Current              Life to date
--------------------------------------------- ----------------------- ---------------------
Cadre Liquid Asset Fund                                    $0                  $36,635
--------------------------------------------- ----------------------- ---------------------
Cadre Affinity Fund                                        $0                  $34,177
--------------------------------------------- ----------------------- ---------------------
Cadre Reserve Fund                                         $0                 $101,126
--------------------------------------------- ----------------------- ---------------------

As of March 31, 2003, the balances which remain recoverable for each fund are as follows:

------------------------------------------------------- ----------------------------------
                         Fund                                   Remaining Recoverable
------------------------------------------------------- ----------------------------------
Cadre Liquid Asset Fund                                                $     60,794
------------------------------------------------------- ----------------------------------
Cadre Affinity Fund                                                    $     65,573
------------------------------------------------------- ----------------------------------
Cadre Reserve Fund                                                     $   148,447
------------------------------------------------------- ----------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                        FOR THE
                                     FOR THE                                            ELEVEN
                                      SIX                                               MONTHS
                                     MONTHS                                              ENDED
                                      ENDED         FOR THE YEAR ENDED SEPT. 30,       SEPT. 30,      FOR THE YEAR ENDED OCT. 31,
                                    MARCH 31,       ----------------------------      ------------    ---------------------------
                                      2003
                                   (UNAUDITED)         2002            2001              2000             1999             1998
                                  --------------    -----------    -------------      ------------      ----------       ----------
For a share outstanding
  throughout the period

Net asset value, beginning of
  period                                 $ 1.00         $ 1.00           $ 1.00            $ 1.00          $ 1.00           $ 1.00
                                  --------------    -----------    -------------      ------------      ----------       ----------
Income from investment
  operations:
  Net investment income (1)                0.004          0.015            0.046             0.051           0.046            0.052

Less dividends:
  Dividends from net investment
  income                                  (0.004)        (0.015)          (0.046)           (0.051)         (0.046)          (0.052)
                                  --------------    -----------    -------------      ------------      ----------       ----------

Net asset value, end of period           $ 1.00         $ 1.00           $ 1.00            $ 1.00          $ 1.00           $ 1.00
                                  ==============    ===========    =============      ============      ==========       ==========

Ratio/Supplemental Data:
Total Return                              0.42%**         1.47%            4.55%             5.25%**         4.70%             5.17%
Net assets, end of period (000's)       $ 9,881       $ 22,384         $ 24,499          $ 36,136         $ 45,148        $  98,229

Ratio to average net assets:
   Net investment income                  0.85%*          1.53%            4.61%             5.57%*          4.61%             5.17%

Operating expenses including
 reimbursement/waiver/recoupment          0.64%*         0.65%            0.64%             0.45%*           0.45%             0.41%
Operating expenses excluding
 reimbursement/waiver/recoupment          0.74%*         0.76%            0.54%             0.63%*           0.55%             0.47%

(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0037, $0.0142, $0.0471, $0.0494, $0.0451 and $0.0523 for the six months ended March 31 2003, the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000 and the years ended October 31, 1999 and 1998, respectively.

 * - Annualized
** - Unannualized


CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:
                                                                                                                       FOR THE
                                       FOR THE                                                       FOR THE           PERIOD
                                         SIX                                                         ELEVEN             MAY 3,
                                        MONTHS                                                       MONTHS            1999***
                                        ENDED               FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003        ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)              2002                 2001                2000              1999
                                    --------------        ------------         ------------       ------------       ------------
For a share outstanding
throughout the period:

Net asset value, beginning of
   period                                    $  1.00            $  1.00              $  1.00            $  1.00      $       1.00
                                   -----------------      -------------      ---------------      -------------      ------------
Income from investment
   operations:
   Net investment income (1)                   0.004              0.014                0.043              0.050             0.023

Less dividends:
   Dividends from net investment
    income                                    (0.004)            (0.014)              (0.043)            (0.050)           (0.023)
                                   -----------------      -------------      ---------------      -------------      ------------

Net asset value, end of period               $  1.00            $  1.00              $  1.00            $  1.00      $       1.00
                                   =================      =============      ===============      =============      ============


Ratio/Supplemental Data:
Total return                                  0.37%**             1.39%                4.72%              5.16%**           2.29%**
Net assets, end of period (000's)            $9,437             $17,635             $ 18,233            $24,956          $  24,956

Ratio to average net assets:
Net investment income                         0.76%*              1.37%                4.31%              5.50%*            4.58%*
Operating expenses including
reimbursement/waiver/recoupment               0.74%*              0.75%                0.75%              0.55%*            0.55%*
Operating expenses excluding
reimbursement/waiver/recoupment               0.90%*              0.81%                0.71%              0.60%*            1.07%*

1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0030, $0.0131, $0.0435, $0.0499 and $0.0202 for the six months ended March 31, 20003, the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

  * - Annualized
 ** - Unannualized
*** - Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                     FOR THE
                                       FOR THE                                                     FOR THE           PERIOD
                                         SIX                                                       ELEVEN             JAN 5,
                                        MONTHS                                                     MONTHS            1999***
                                        ENDED             FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003      ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)            2002                 2001                2000              1999
                                    --------------      ------------         ------------       ------------       ------------
For a share outstanding
throughout the period:

Net asset value, beginning of
   period                                  $  1.00           $  1.00              $  1.00            $  1.00      $       1.00
                                    --------------     -------------     ----------------      -------------      --------------
Income from investment
   operations:
   Net investment income (1)                 0.006             0.018                0.047              0.053             0.040

Less dividends:
   Dividends from net investment
    Income                                  (0.006)           (0.018)              (0.047)            (0.053)             (0.040)
                                    --------------     -------------     ----------------      -------------      --------------

Net asset value, end of period             $  1.00           $  1.00              $  1.00            $  1.00      $       1.00
                                    ==============     =============     ================      =============      ==============
Ratio/Supplemental Data:
Total return                                0.59%**            1.83%                5.04%              5.52%**              4.04%**
Net assets, end of period (000's)        $191,117          $123,094             $ 96,224            $50,378           $  114,563

Ratio to average net assets:
Net investment income                       1.16%*             1.80%                4.71%              5.82%*               4.86%*
Operating expenses including
Reimbursement/waiver/recoupment             0.33%*             0.33%                0.22%              0.20%*               0.20%*
Operating expenses excluding
Reimbursement/waiver/recoupment             0.27%*             0.29%                0.31%              0.28%*               0.49%*


(1) Net investment income per share before waiver of fees and reimbursement of expenses by the Investment Adviser was $0.0061, $0.0184, $0.0462, $0.0526 and $0.0376 for the six months ended March 31, 2003, the years ended September 30, 2002 and 2001, the eleven months ended September 30, 2000, and the period ended October 31, 1999, respectively.

  * - Annualized
 ** - Unannualized
*** - Commencement of operations

CADRE INSTITUTIONAL INVESTOR'S TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                          YIELD TO
    AMOUNT             DESCRIPTION                               MATURITY ON DATE          VALUE
(IN THOUSANDS)         MATURITY DATE                               OF PURCHASE             (NOTE 2)
--------------         -------------                               -----------             --------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.4%

  $         1,000      Federal Farm Credit Bank                      2.37 %                 $ 998,147
                       April 30, 2003

             9,050     Federal Farm Credit Bank                      1.34                   9,010,482
                       July 30, 2003

            10,000     Federal Home Loan Bank                        1.26                   9,997,244
                       April 9, 2003

            10,000     Federal Home Loan Bank                        1.25                   9,993,167
                       April 21, 2003

             3,000     Federal Home Loan Bank                        1.46                   2,996,544
                       April 30, 2003

             6,000     Federal Home Loan Bank                        1.32                   5,989,250
                       May 21, 2003

            10,000     Federal Home Loan Bank                        1.20                   9,980,661
                       May 30, 2003

             3,000     Federal Home Loan Bank                        2.06                   3,000,000
                       July 2, 2003

            13,914     Federal Home Loan Bank                        1.24                  13,849,872
                       August 15, 2003

            10,100     Federal Home Loan Bank                        1.23                  10,051,455
                       August 22, 2003

            35,000     Federal Home Loan Mortgage Corp.              1.32                  35,000,000
                       April 1, 2003


    The accompanying notes are an integral part of these financial statements



                                       17

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                 YIELD TO
    AMOUNT             DESCRIPTION                       MATURITY ON DATE       VALUE
(IN THOUSANDS)         MATURITY DATE                       OF PURCHASE         (NOTE 2)
--------------         -------------                       -----------         --------

  U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

      $ 15,000         Federal Home Loan Mortgage Corp.      1.20  %        $ 14,975,908
                       May 20, 2003

             8,000     Federal Home Loan Mortgage Corp.      1.26              7,967,200
                       July 30, 2003

            10,000     Federal Home Loan Mortgage Corp.      1.17              9,952,083
                       August 29, 2003

             5,000     Federal Home Loan Mortgage Corp.      1.16              4,972,450
                       September 22, 2003

            50,000     Federal National Mortgage Assoc.      1.30             50,000,000
                       April 1, 2003

             2,662     Federal National Mortgage Assoc.      1.46              2,658,934
                       April 30, 2003

             3,500     Federal National Mortgage Assoc.      2.48              3,492,767
                       May 2, 2003

            13,000     Federal National Mortgage Assoc.      1.21             12,972,613
                       June 4, 2003

             2,000     Federal National Mortgage Assoc.      2.09              1,990,188
                       June 27, 2003

            14,000     Federal National Mortgage Assoc.      1.25             13,936,164
                       August 13, 2003

    The accompanying notes are an integral part of these financial statements


                                       18

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                              YIELD TO
     AMOUNT             DESCRIPTION                                                    MATURITY ON DATE          VALUE
 (IN THOUSANDS)         MATURITY DATE                                                    OF PURCHASE           (NOTE 2)
 --------------         -------------                                                    -----------           --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (CONTINUED)

   $       10,000       Federal National Mortgage Assoc.                                     1.26  %      $       9,951,826
                        August 20, 2003

                                                                                                            ----------------
                        Total U.S. Government Agency Obligations                                                243,736,955
                                                                                                            ----------------
                        (amortized cost $243,736,955)

REPURCHASE AGREEMENT - 11.6%

             32,082     Repurchase Agreement with Goldman Sachs, 1.32%, due April 1,         1.34                32,082,000
                        2003, with proceeds at maturity of $32,083,176
                        (collateralized by various Government National
                        Mortgage Association Pools with a market value of
                        $32,723,641)

                                                                                                        --------------------
                        Total Repurchase Agreement                                                               32,082,000
                                                                                                        --------------------
                        (amortized cost $32,082,000)

                        Total Investments - 100.0%                                                              275,818,955
                        (amortized cost $275,818,955)

                        Liabilities in excess of other assets - 0.0%                                               (15,302)
                                                                                                        --------------------

                        Net Assets - 100.0%                                                                   $ 275,803,653
                                                                                                        ====================

    The accompanying notes are an integral part of these financial statements


CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
     U.S. Government Agency Obligations                       $243,736,955
     Repurchase Agreement                                       32,082,000
                                                       --------------------

         Total investments, at value                           275,818,955
Cash                                                                   724
Interest receivable                                                 16,455
Prepaid expenses                                                     6,112

                                                       --------------------
          Total Assets                                         275,842,246
                                                       --------------------


LIABILITIES:

Investment advisory fees payable                                    13,958
Accrued trustees' fees and expenses                                  2,626
Other accrued expenses                                              22,009

                                                       --------------------
          Total Liabilities                                         38,593
                                                       --------------------

          NET ASSETS                                         $ 275,803,653
                                                       ====================

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                           FOR THE
                                      SIX MONTHS ENDED          FOR THE
                                       MARCH 31, 2003   YEAR ENDED SEPTEMBER 30,
                                         (UNAUDITED)             2002
                                          -----------         ----------
INVESTMENT INCOME:

      Interest                            $1,512,286          $3,029,768



EXPENSES:

    Investment advisory fees                  61,615              84,946
    Audit and tax fees                        15,149              25,450
    Rating fees                               11,772              25,346
    Custodian fees and expenses                6,516              13,961

    Trustees' fees and expenses                2,528               4,598
    Legal fees                                 2,234                 526
    Other expenses                             1,718               5,033
                                          ----------          ----------
                        Total expenses       101,532             159,860
                                          ----------          ----------
NET INVESTMENT INCOME                     $1,410,754          $2,869,908
                                          ==========          ==========


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                    FOR THE
                                   SIX MONTHS                                                                         FOR THE
                                     ENDED                                                       FOR THE               PERIOD
                                   MARCH 31,                                                  ELEVEN MONTHS         DEC. 21 1998
                                      2003                                                        ENDED               THROUGH
                                  (UNAUDITED)        FOR THE YEAR ENDED SEPTEMBER 30,         SEPTEMBER 30,          OCTOBER 31
                                -----------------  --------------------------------------    -----------------    -----------------
                                      2003               2002                  2001                2000                 1999***
                                -----------------  -----------------     ----------------    -----------------    -----------------
OPERATIONS:
   Net investment income          $     1,410,754    $     2,869,908      $     9,257,552      $     8,593,529      $     6,610,873
                                  ---------------    ---------------      ---------------      ---------------      ---------------
SHARE TRANSACTIONS:
   Contributions                    1,391,672,839      1,531,488,873        1,548,998,934        1,463,961,030        1,431,230,426
   Withdrawals                     (1,280,164,047)    (1,509,692,237)      (1,599,067,575)      (1,477,999,303)      (1,253,367,903)
                                  ---------------    ---------------      ---------------      ---------------      ---------------
  Net increase (decrease) in net
    assets resulting from
    beneficial
    interest transactions             111,508,792         21,796,636          (50,068,641)         (14,038,273)         177,862,523
                                  ---------------    ---------------      ---------------      ---------------      ---------------
  Total increase (decrease)
     in net assets                    112,919,546         24,666,544          (40,811,089)          (5,444,744)         184,473,396

NET ASSETS:
   Beginning of period                162,884,107        138,217,563          179,028,652          184,473,396                    0
                                  ---------------    ---------------      ---------------      ---------------      ---------------
   End of period                  $   275,803,653    $   162,884,107      $   138,217,563      $   179,028,652      $   184,473,396
                                  ===============    ===============      ===============      ===============      ===============
Financial Highlights:



Ratio to Average Net Assets
    Net expenses                           0.10% *             0.11%                0.12%                0.10% *            0.15% *

    Net investment income                  1.37% *             2.03%                5.13%                6.00% *            4.92% *


Total return                               0.70% **            2.05%                5.13%                 5.61%             4.30% **

  * - Annualized
 ** - Unannualized
*** - Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

Pursuant to the board of trustee's meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

Ambac Securities Inc., formerly known as Cadre Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive placement agent of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2003

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
CIIT CHAIRMAN'S SEMI-ANNUAL REPORT LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

Caution and uncertainty has characterized much of the period. The economy is having trouble getting into gear, despite the recent consumer and investor confidence.

While challenges and uncertainties lie ahead, the talented team of financial specialists safeguards your investments. Your board of trustees wants to assure you that your investment in the trust has to meet strict investment criterion. There are concentration limits regarding companies and industries. As another example of our commitment to providing you with investment safeguards we have the Money Market Series rated AAAm (the highest rating) by Standard and Poor's while the U.S. Government Series is rated AAAm by Standard and Poor's and Aaa by Moody's. This year we are having Cadre Financial Services, Inc. certify these Financial Statements in accordance with Sarbanes-Oxley Act of 2002. As you can see, your Board of Trustees takes very seriously the safety of your investment.

As a shareholder of the Trust, you can access your account information 24 hours a day, seven days a week through COMPASS. This online service offers complete, up-to-date account and investment information, pertinent general information, transaction input up to six months in advance, current and previous monthly statements and current yield information.

On behalf of your Board of Trustees, I want to thank each of you for your continued confidence and support.

Sincerely,

/s/ Michael P. Flanagan
-----------------------
Chairman

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
--------------------------------------------------------------------------------
ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

The period began with the federal funds target rate at 1.75% and with the Federal Reserve having a bias towards lowering interest rates. Signs of slow economic growth caused the Fed to adopt an easing bias at their August meeting and actually two Fed members voted for a rate cut at the September meeting. Finally, the Fed elected to reduce the federal funds target to 1.25% at the November FOMC meeting to help ensure an economic recovery.

Recently, several economic reports continue to paint a picture of an economy that is growing much less than many had hoped. In the fourth quarter, gross domestic product grew at a 1.4% annual rate. Consumer spending, which accounts for more than two thirds of economic growth, grew at a 1.7% annual pace last quarter. This was the weakest pace since the third quarter of 2001. The slowdown was led by a 8.2% drop in spending on durable goods, which was the biggest decline in over 10 years. The drop in consumer spending mirrors the declines that have been seen in recent reports on consumer confidence. In February, consumer confidence continued to decline to 62.5 from 64.8. That was the lowest reading since October of 1993 when the index was at 60.5.

U.S. manufacturing continues to struggle. The Institute of Supply Management's factory index fell to 46.2 in March from 50.5 in February. A reading below 50 means that manufacturing is contracting. This was the first time in 5 months that the index was below 50. Furthermore, this was the lowest reading since November of 2001.

The manufacturing sector of the economy also began to show signs of further deterioration. U.S. manufacturing contracted in October, reflecting a slowdown in production. The manufacturing index of the institute for Supply Management, formerly known as The National Association of Purchasing Management, fell to
49.7 in the month of October. A level below 50 signals a contracting manufacturing sector. Also, the index is down from its recent high of 55.2 in June. Although the manufacturing sector had showed some sign of recovering, with the outlook for demand uncertain, it is likely that businesses will be cautious in rebuilding inventory. Thus, currently, the index is just barely above 50

The labor market continued to deteriorate. In December, the U.S. unemployment rate increased to 6.0%. Also, manufacturing employment has declined for the 32nd straight month. Furthermore, since March of 2001, more than 1.5 million jobs have been lost.

Going forward, the market is uncertain about the current economic outlook. The market has priced in the possibility of another interest cut by the fed, as evidenced by the July 2003 fed funds futures contract's yield of 1.14%.



Cadre Financial Services, Inc.

                              TRUSTEES AND OFFICERS

Chairman / Trustee           Michael P. Flanagan *         Executive Director
                                                           MASA

Trustee                      Richard J. Anderson *+        Associate Executive Director
                                                           NSBA

Trustee                      David Boyle                   Vice Chairman
                                                           Ambac Financial Group, Inc.

Trustee                      Harvey A. Fein *+             Vice President and CFO
                                                           Molina Healthcare, Inc.

Trustee                      Russell E. Galipo +           Retired


Trustee                      C. Roderick O'Neil            Retired


Trustee                      William J. Reynolds, Esq.     Retired


Trustee                      Dr. Don I. Tharpe *           Executive Vice President and COO
                                                           Council on Foundations

President                    Kevin J. Burke                Chief Executive Officer
                                                           Cadre Financial Services, Inc.

Secretary                    Anne G. Gill, Esq.            First Vice President
                                                           Ambac Financial Group, Inc.

Assistant Secretary          Fred Jensen, Esq.             Vice President
                                                           Cadre Financial Services, Inc.

Assistant Secretary          Jennifer Scheffel, Esq.       Assistant Vice President
                                                           Cadre Financial Services, Inc.

Treasurer                    Danielle Buell                First Vice President
                                                           Cadre Financial Services, Inc.


           TEAM OF PROFESSIONALS

Investment Adviser           Cadre Financial Services, Inc.
Administrator                Cadre Financial Services, Inc.
Transfer Agent               Cadre Financial Services, Inc.
Distributor                  Ambac Securities, Inc.
Custodian                    US Bank
Independent Auditors         KPMG LLP
Legal Counsel                Schulte, Roth & Zabel LLP

*Audit committee             +Nominating Committee

                             THIS PAGE INTENTIONALLY
                                   LEFT BLANK

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 CADRE
                                                                LIQUID                   CADRE                    CADRE
                                                                 ASSET                  AFFINITY                 RESERVE
                                                                 FUND                     FUND                     FUND
                                                          --------------------     -------------------     ---------------------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   Money Market  Portfolio, at value                              $ 17,918,554            $ 27,546,807              $239,834,539
Other assets                                                            29,274                  75,090                     4,434
                                                                  ------------            ------------              ------------
          Total Assets                                              17,947,828              27,621,897               239,838,973
                                                                  ------------            ------------              ------------

LIABILITIES:

Administration fees payable                                              3,370                   3,897                    28,148
Transfer agent fees payable                                                887                   1,026                    14,307
12b-1 fees payable                                                        --                     4,088                      --
Accrued trustees' fees and expenses                                        462                     365                     4,050
Other accrued expenses                                                  31,512                   6,036                     3,417
                                                                  ------------            ------------              ------------
          Total Liabilities                                             36,231                  15,412                    49,922
                                                                  ------------            ------------              ------------

          NET ASSETS:                                             $ 17,911,597            $ 27,606,485              $239,789,051
                                                                  ============            ============              ============

Shares of beneficial interest outstanding
(unlimited  shares authorized)                                      17,911,597              27,606,485               239,789,051
                                                                  ============            ============              ============

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                   $       1.00            $       1.00              $       1.00
                                                                  ============            ============              ============
NET ASSETS CONSIST OF:
Common Stock, at par value                                        $     17,912            $     27,606              $    239,789
Paid-in capital in excess of par value                              17,893,685              27,578,879               239,549,262
                                                                  ------------            ------------              ------------
         NET ASSETS                                               $ 17,911,597            $ 27,606,485              $239,789,051
                                                                  ============            ============              ============


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           CADRE LIQUID ASSET FUND
                                                                                 -----------------------------------------------
                                                                                     FOR THE
                                                                                       SIX
                                                                                   MONTHS ENDED                  FOR THE
                                                                                    MARCH 31,                      YEAR
                                                                                       2003                ENDED SEPTEMBER 30,
                                                                                   (UNAUDITED)                     2002
                                                                                 -----------------         ---------------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO

     Interest                                                                          $  200,629                   $   656,415
     Expenses                                                                              12,054                        27,284
                                                                                 -----------------         ---------------------
NET INVESTMENT INCOME FROM CIIT                                                           188,575                       629,131
     MONEY MARKET PORTFOLIO

EXPENSES:
    Administration fees                                                                    24,560                        56,932
    Transfer agent fees                                                                     6,463                        14,982
    12b-1 fees                                                                                  -                             -
    Custodian fees                                                                         29,412                        58,518
    Audit fees                                                                              5,691                        10,100
    Registration and filing fees                                                              166                             -
    Printing fees                                                                             455                           850
    Trustees' fees and expenses                                                               608                         1,806
    Other expenses                                                                          2,308                         6,051
                                                                                 -----------------         ---------------------
              Total expenses                                                               69,663                       149,239
              Plus:  Expense
              recoupements                                                                      -                             -
                                                                                 -----------------         ---------------------
              Net expenses                                                                 69,663                       149,239
                                                                                 -----------------         ---------------------
NET INVESTMENT INCOME                                                                  $  118,912                   $   479,892
                                                                                 =================         =====================


   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                       CADRE AFFINITY FUND                              CADRE RESERVE FUND
                                                 --------------------------------                --------------------------------
                                                    FOR THE           FOR THE                       FOR THE           FOR THE
                                                   SIX MONTHS           YEAR                       SIX MONTHS           YEAR
                                                     ENDED              ENDED                        ENDED              ENDED
                                                 MARCH 31, 2003     SEPTEMBER 30,                MARCH 31, 2003     SEPTEMBER 30,
                                                  (UNAUDITED)           2002                      (UNAUDITED)           2002
                                                 --------------     -------------                --------------     -------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED
     FROM CIIT MONEY MARKET PORTFOLIO               $  211,335         $  601,150                    $2,435,618        $4,226,190

     Interest
     Expenses                                           12,713             25,334                       150,035           179,182
                                                    ----------         ----------                    ----------        ----------
NET INVESTMENT INCOME FROM CIIT                        198,622            575,816                     2,285,583         4,047,008
     MONEY MARKET PORTFOLIO

EXPENSES:
    Administration fees                                 25,903             53,301                       149,862           197,506
    Transfer agent fees                                  6,817             14,026                        75,984            98,757
    12b-1 fees                                          13,633             28,053                          --                --
    Custodian fees                                      30,671             55,196                         6,127             7,784
    Audit fees                                           5,691             10,100                         5,691            10,100
    Registration and filing fees                         3,332              5,005                         1,204              --
    Printing fees                                          455                850                           455               850
    Trustees' fees and expenses                          1,132              1,350                         3,584             8,325
    Other expenses                                       2,244              3,483                         7,709             6,604
                                                    ----------         ----------                    ----------        ----------
              Total expenses                            89,878            171,364                       250,616           329,926
              Plus:  Expense
              recoupements                                --                 --                          52,766            84,129
                                                    ----------         ----------                    ----------        ----------
              Net expenses                              89,878            171,364                       303,382           414,055
                                                    ----------         ----------                    ----------        ----------
NET INVESTMENT INCOME                               $  108,744         $  404,452                    $1,982,201        $3,632,953
                                                    ==========         ==========                    ==========        ==========



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                         CADRE LIQUID ASSET FUND
                                                                         -----------------------
                                                            FOR THE
                                                          SIX MONTHS
                                                             ENDED
                                                         MARCH 31, 2003             FOR THE YEAR ENDED SEPT. 30,
                                                          (UNAUDITED)               2002                   2001
                                                       ------------------    -------------------    --------------------
OPERATIONS:
     Net investment income                                 $     118,912           $     479,892           $   2,017,842
                                                           -------------           -------------           -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                      (118,912)               (479,892)             (2,017,842)
                                                           -------------           -------------           -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                        503,595,013             647,257,911             574,483,485
     Net asset value of shares issued to shareholders
       from reinvestment of dividends
                                                                 118,912                 479,892               2,017,842
     Cost of shares redeemed                                (513,425,542)           (656,150,592)           (580,999,606)
                                                           -------------           -------------           -------------
         Net (decrease) increase in net assets
         resulting from share transactions                    (9,711,617)             (8,412,789)             (4,498,279)
                                                           -------------           -------------           -------------

         Total (decrease) increase in net assets              (9,711,617)             (8,412,789)             (4,498,279)

NET ASSETS:

     Beginning of period                                      27,623,214              36,036,003              40,534,282
                                                           -------------           -------------           -------------
     End of period                                         $  17,911,597           $  27,623,214           $  36,036,003
                                                           =============           =============           =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                             503,595,013             647,257,911             574,483,485
     Shares issued to shareholders from
         reinvestment of dividends                               118,912                 479,892               2,017,842
     Shares repurchased                                     (513,425,542)           (656,150,592)           (580,999,606)
                                                           -------------           -------------           -------------
          Net (decrease) increase in shares
          outstanding                                         (9,711,617)             (8,412,789)             (4,498,279)
                                                           =============           =============           =============


   The accompanying notes are an integral part of these financial statements.


                                             CADRE AFFINITY FUND                                  CADRE RESERVE FUND
                                             -------------------                                  ------------------
                              FOR THE                                             FOR THE
                             SIX MONTHS                                          SIX MONTHS
                               ENDED                                                ENDED
                             MARCH 31, 2003     FOR THE YEAR ENDED SEPT. 30,     MARCH 31, 2003     FOR THE YEAR ENDED SEPT. 30,
                              (UNAUDITED)         2002              2001          (UNAUDITED)        2002              2001
                            --------------   -------------     -------------     --------------   -------------    -------------
OPERATIONS:

  Net investment income    $       108,744  $       404,452   $     2,330,582   $     1,982,201   $     3,632,953   $    11,796,256
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------

DIVIDENDS TO
SHAREHOLDERS FROM:

  Net investment income           (108,744)        (404,452)       (2,330,582)       (1,982,201)       (3,632,953)      (11,796,256)
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
SHARE TRANSACTIONS:

Net proceeds from sale
of shares                      346,943,242      511,335,904       525,530,592     2,097,923,834     2,288,836,152     1,904,686,109
Net asset value of shares
  issued to shareholders
  from reinvestment of
  dividends                        108,744          404,452         2,330,582         1,982,201         3,632,953        11,796,256
Cost of shares redeemed       (345,149,570)    (514,266,672)     (577,917,900)   (2,036,188,328)   (2,323,756,768)   (1,803,644,592)
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
    Net (decrease) increase
    in net assets resulting
    from share transactions      1,902,416       (2,526,316)      (50,056,726)       63,717,707       (31,287,663)      112,837,773
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
    Total (decrease)
    increase
    in net assets                1,902,416       (2,526,316)      (50,056,726)       63,717,707       (31,287,663)      112,837,773

NET ASSETS:

Beginning of period             25,704,069       28,230,385        78,287,111       176,071,344       207,359,007        94,521,234
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
End of period              $    27,606,485  $    25,704,069   $    28,230,385   $   239,789,051   $   176,071,344   $   207,359,007
                           ===============  ===============   ===============   ===============   ===============   ===============
OTHER INFORMATION

Share Transactions:
  Shares sold                  346,943,242      511,335,904       525,530,592     2,097,923,834     2,288,836,152     1,904,686,109
  Shares issued to
  shareholders from
  reinvestment of dividends        108,744          404,452         2,330,582         1,982,201         3,632,953        11,796,256
  Shares repurchased          (345,149,570)    (514,266,672)     (577,917,900)   (2,036,188,328)   (2,323,756,768)   (1,803,644,592)
                           ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
   Net (decrease) increase
   in shares outstanding         1,902,416       (2,526,316)      (50,056,726)       63,717,707       (31,287,663)      112,837,773
                           ===============  ===============   ===============   ===============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.04% for Cadre Liquid Asset Fund, 1.60% for Cadre Affinity Fund, 13.96% for Cadre Reserve Fund at March 31, 2003.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Administration Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., under which Cadre is responsible for certain aspects of the administration and operation of the Funds. For its services, Cadre is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

--------------------------------------------- ------------------------- ---------------------- -----------------------
                                              Cadre Liquid Asset           Cadre Affinity        Cadre Reserve
                                              ------------------------            Fund                 Fund
                                                          Fund
--------------------------------------------- ------------------------- ---------------------- -----------------------
0 - $250,000,000                                       0.19%                    0.19%                   0.10%
--------------------------------------------- ------------------------- ---------------------- -----------------------
$250,000,001 - $1,000,000,000                           0.165%                  0.165%                  0.075%
--------------------------------------------- ------------------------- ---------------------- -----------------------
Over $1,000,000,000                                    0.14%                    0.14%                   0.05%
--------------------------------------------- ------------------------- ---------------------- -----------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with Cadre, under which Cadre is responsible for providing shareholder recordkeeping services to the Funds. For its services, Cadre is paid an annual fee of 0.05% of the Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

Ambac Securities, Inc. ("ASI") (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, ASI receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which ASI has entered into Distribution Agreements with, that provide assistance to the Series.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Cadre has voluntarily agreed to waive a portion of its fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of their average daily net assets. During the six month period ended March 31, 2003, no such waiver or reimbursement was needed.

                                   ------------- --------------------------- --------------------------- ---------------------------
                                       Expense            Waived Fees              Reimbursed Expense                Total
----------------------------------               ----------- --------------- ---------- ---------------- ----------- ---------------
               Fund                     Limit       Current     Life to Date    Current    Life to Date     Current     Life to Date
---------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Liquid Asset Fund                  N/A      $       0      $ 63,290        $ 0        $ 51,651     $        0     $ 114,941
---------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Affinity Fund                      N/A      $       0      $ 36,348        $ 0        $ 33,112     $        0     $  69,460
---------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Reserve Fund                      0.30%     $       0     $ 136,895        $ 0        $ 56,305     $        0     $ 193,200

------------------------------------------------------------------------------------------------------------------------------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse Cadre for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation. During the six month period ended March 31, 2003, the following was reimbursed to Cadre pursuant to the terms of the Plan:

                                              -------------------- ----------------------------------------------
                                                    Expense        Amounts Reimbursed to Cadre
---------------------------------------------                      ------------------------ ---------------------
Fund                                                  Limit               Current              Life to date
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Liquid Asset Fund                                N/A                    $ 0                  $ 74,163
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Affinity Fund                                    N/A                    $ 0                  $ 69,460
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Reserve Fund                                    0.30%                $ 52,766               $ 136,895
--------------------------------------------- -------------------- ------------------------ ---------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to the Excess Expense Reimbursement Plan, Cadre had determined that some reimbursable costs were unrecoverable. Therefore the balances due to Cadre have been reduced by these amounts. During the six month period ended March 31, 2003, Cadre deemed the following as unrecoverable:

                                         -----------------------------------
                                                 Amount Unrecoverable
   ------------------------------------- ---------------- ------------------
                   Fund                       Current        Life to date
   ------------------------------------- ---------------- ------------------
   Cadre Liquid Asset Fund                            $0         $ 40,778
   ------------------------------------- ---------------- ------------------
   Cadre Affinity Fund                                $0           $ 0
   ------------------------------------- ---------------- ------------------
   Cadre Reserve Fund                                 $0         $ 56,305
   ------------------------------------- ---------------- ------------------

--------------------------------------------------------------------------------
As of March 31, 2003, the balances which remain recoverable for each fund are as follows:

  ------------------------------------- -------------------------------
                  Fund                  Remaining Recoverable
  ------------------------------------- -------------------------------
  Cadre Liquid Asset Fund                              $            0
  ------------------------------------- -------------------------------
  Cadre Affinity Fund                                  $            0
  ------------------------------------- -------------------------------
  Cadre Reserve Fund                                   $            0
  ------------------------------------- -------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:
                                                                                                                       FOR THE
                                       FOR THE                                                       FOR THE           PERIOD
                                         SIX                                                         ELEVEN             MAY 3,
                                        MONTHS                                                       MONTHS            1999***
                                        ENDED               FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003        ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)              2002                 2001                2000              1999
                                    --------------        ------------         ------------       ------------       ------------
For a share outstanding
throughout the period:

Net asset value,
beginning of period                            $  1.00              $  1.00          $  1.00           $  1.00            $  1.00
                                     -----------------      ---------------    -------------    --------------      -------------
Income from
investment operations:
   Net investment income (1)                     0.005                0.016            0.046             0.053              0.024

Less dividends:
   Dividends from
   net investment income                        (0.005)              (0.016)          (0.046)           (0.053)            (0.024)
                                     -----------------      ---------------    -------------    --------------      -------------
Net asset value,
end of period                                  $  1.00              $  1.00          $  1.00           $  1.00            $  1.00
                                     =================      ===============    =============    ==============      =============
Ratio/Supplemental Data:
Total return                                    0.46%**               1.55%            4.61%             5.38%**            2.40%**
Net assets, end
of period (000's)                            $ 17,912              $ 27,623         $ 36,036           $40,534            $36,415

Ratio to average net assets:
  Net investment income                         0.92%*                 1.60%            4.58%             5.73%*             4.72%*
  Operating expenses including
     reimbursement/waiver/recoupement           0.63%*                 0.59%            0.66%             0.47%*             0.47%*
  Operating expenses excluding
     reimbursement/waiver/recoupement           0.63%*                 0.59%            0.50%             0.53%*             0.94%*

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0046 for the six month period ended March 31, 2003, $0.0160 for the year ended September 30, 2002, $0.0475 for the year ended September 30, 2001, $0.0520 for the period ended September 30, 2000, and $0.0212 for the period ended October 31, 1999.

  * - Annualized
 ** - Unannualized
*** - Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                                                                       FOR THE
                                       FOR THE                                                       FOR THE           PERIOD
                                         SIX                                                         ELEVEN             MAY 3,
                                        MONTHS                                                       MONTHS            1999***
                                        ENDED               FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003        ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)              2002                 2001                2000              1999
                                    --------------        ------------         ------------       ------------       ------------
For a share outstanding
throughout the period:

Net asset value,
beginning of period                          $  1.00             $  1.00           $  1.00           $  1.00            $  1.00
                                    ----------------      --------------     -------------    --------------      -------------
Income from investment
operations:
   Net investment income (1)                   0.004               0.014             0.049             0.052              0.023

Less dividends:
   Dividends from
   net investment
   income                                     (0.004)             (0.014)           (0.049)           (0.052)            (0.023)
                                    ----------------      --------------     -------------    --------------      -------------

Net asset value,
end of period                                $  1.00             $  1.00           $  1.00           $  1.00            $  1.00
                                    ================      ==============     =============    ==============      =============

Ratio/Supplemental Data:
Total return                                  0.39%**              1.43%             4.70%             5.28%**            2.35%**
Net assets, end of period (000's)          $ 27,606            $ 25,704          $ 28,230          $ 78,287           $ 49,512

Ratio to average net assets:
  Net investment income                       0.80%*               1.44%             4.90%             5.67%*             4.65%*
  Operating expenses including
    reimbursement/waiver/recoupment           0.75%*               0.70%             0.57%             0.57%*             0.57%*
  Operating expenses excluding
    reimbursement/waiver/recoupment           0.75%*               0.70%             0.51%             0.51%*             0.86%*

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0040 for the six month period ended March 31, 2003, $0.0144 for the year ended September 30, 2002, $0.0496 for the year ended September 30, 2001, $0.0526 for the period ended September 30, 2000, and $0.0217 for the period ended October 31, 1999.

  *- Annualized
 **- Unannualized
***-  Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:
For a share outstanding throughout the period:

                                                                                                                       FOR THE
                                       FOR THE                                                       FOR THE           PERIOD
                                         SIX                                                         ELEVEN             MAY 3,
                                        MONTHS                                                       MONTHS            1999***
                                        ENDED               FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003        ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)              2002                 2001                2000              1999
                                    --------------        ------------         ------------       ------------       ------------
Net asset value,
beginning of period                         $  1.00             $  1.00            $  1.00              $  1.00            $  1.00
                                    ---------------       -------------        -----------       --------------      -------------

Income from
investment operations:
   Net investment income (1)                  0.006               0.018              0.049                0.056              0.023

Less dividends:
   Dividends from net
   investment income                         (0.006)             (0.018)            (0.049)              (0.056)            (0.023)
                                    ---------------       -------------        -----------       --------------      -------------

Net asset value,
end of period                               $  1.00             $  1.00            $  1.00              $  1.00            $  1.00
                                    ===============       =============        ===========       ==============      =============
Ratio/Supplemental Data:
Total return                                 0.63%**              1.86%              5.07%                5.62%**           2.50%**
Net assets, end of period (000's)         $239,789             $176,071           $207,359              $94,521           $22,397

Ratio to average net assets:
  Net investment income                      1.23%*               1.84%              4.91%                6.15%*            5.08%*
  Operating expenses including
    reimbursement/waiver/recoupment          0.28%*               0.30%              0.24%                0.22%*            0.22%*
  Operating expenses excluding
    reimbursement/waiver/recoupment          0.25%*               0.26%              0.27%                0.32%*            1.87%*

(1) Net investment income per share before waiver of fees and reimbursement of expense by the Investment Advisor was $0.0063 for the six month period ended March 31, 2003, $0.0188 for the year ended September 30, 2002, $0.0487 for the year ended September 30, 2001, $0.0554 for the period ended September 30, 2000, and $0.0156 for the period ended October 31, 1999.

  *- Annualized
 **- Unannualized
***-  Commencement of operations

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

       PRINCIPAL                                                                 YIELD TO RESET DATE
        AMOUNT                   DESCRIPTION                                    OR MATURITY ON DATE          VALUE
    (IN THOUSANDS)              MATURITY DATE                                      OF PURCHASE             (NOTE 2)
    --------------              -------------                                      -----------             --------

COMMERCIAL PAPER - 65.2%

    $        50,000       AIG Funding Inc.                                          1.22  %        $        49,890,000
                          June 6, 2003

             50,000       American Express Credit Corp.                             1.28                    49,963,250
                          April 22, 2003

             30,000       Archer Daniels Midland Co.                                1.27                    29,978,125
                          April 22, 2003

             25,000       Ciesco LP                                                 1.28                    24,992,125
                          April 10, 2003

             25,000       Citicorp                                                  1.30                    24,992,889
                          April 9, 2003

             50,000       Citicorp                                                  1.28                    49,937,000
                          May 7, 2003

             45,000       Clipper Receivables Corp.                                 1.23                    44,984,875
                          April 11, 2003

             30,000       Clipper Receivables Corp.                                 1.29                    29,946,025
                          May 22, 2003

             20,000       CommoLoCo Inc. (Am. Gen. Fin.)                            1.24                    19,974,244
                          May 9, 2003

             38,022       Enterprise Funding Corp.                                  1.20                    37,970,903
                          May 12, 2003

             18,439       Enterprise Funding Corp.                                  1.18                    18,396,816
                          June 11, 2003

             50,000       FCAR Owner Trust Series 1                                 1.28                    49,910,750
                          May 22, 2003


   The accompanying notes are an integral part of these financial statements.


                                       17


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

        PRINCIPAL                                                              YIELD TO RESET DATE
        AMOUNT                   DESCRIPTION                                   OR MATURITY ON DATE          VALUE
    (IN THOUSANDS)              MATURITY DATE                                      OF PURCHASE             (NOTE 2)
    --------------              -------------                                      -----------             --------

COMMERCIAL PAPER - (CONTINUED)

  $          40,000       GE Capital Services, Inc.                                 1.27     %     $        39,881,944
                          June 25, 2003

             50,000       Goldman Sachs Group Inc.                                  1.28                    49,909,000
                          May 23, 2003

             35,000       Greenwich Funding Corp.                                   1.28                    34,996,325
                          April 4, 2003

             30,000       Greenwich Funding Corp.                                   1.27                    29,960,417
                          May 9, 2003

             50,000       MINT A-1+/P-1                                             1.29                    49,874,764
                          June 11, 2003

             15,000       MINT A-1+/P-1                                             1.29                    14,955,550
                          June 24, 2003

             40,000       Morgan Stanley Dean Witter Discover                       1.28                    39,987,400
                          April 10, 2003

             25,000       Morgan Stanley Dean Witter Discover                       1.27                    24,950,521
                          May 28, 2003

             50,000       New Center Asset Funding                                  1.28                    49,875,750
                          June 11, 2003

             50,000       San Paolo US Financial Co.                                1.22                    49,940,000
                          May 7, 2003

             15,000       State Street Boston Corp.                                 1.42                    15,000,000
                          April 1, 2003

             50,000       State Street Boston Corp.                                 1.26                    49,939,722
                          May 6, 2003


   The accompanying notes are an integral part of these financial statements.


                                       18

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

        PRINCIPAL                                                              YIELD TO RESET DATE
         AMOUNT                   DESCRIPTION                                 OR MATURITY ON DATE             VALUE
    (IN THOUSANDS)              MATURITY DATE                                      OF PURCHASE             (NOTE 2)
    --------------              -------------                                      -----------             --------

COMMERCIAL PAPER - (CONTINUED)

$            10,000       Stellar Funding Group                                     1.37%          $        10,000,000
                          April 1, 2003

             15,693       Stellar Funding Group                                     1.32                    15,691,300
                          April 4, 2003

             24,450       Triple-A One Funding Corp.                                1.40                    24,450,000
                          April 1, 2003

             64,000       UBS Finance (DE) Inc.                                     1.29                    63,981,938
                          April 9, 2003

             50,000       Variable Funding Capital Corp.                            1.27                    49,982,639
                          April 11, 2003

             25,000       Verizon Network Funding                                   1.29                    24,957,667
                          May 19, 2003

             24,700       Verizon Network Funding                                   1.24                    24,638,895
                          June 13, 2003

             25,000       Verizon Network Funding                                   1.24                    24,929,680
                                                                                                      -----------------
                          June 23, 2003

                          Total Commercial Paper                                                         1,118,840,514
                          (amortized cost $1,118,840,514)


FLOATING RATE COMMERCIAL PAPER  -  2.3%

             40,000       Salomon Smith Barney Holdings                             1.28                    40,000,000
                          Monthly reset
                          April 22, 2003
                                                                                                   --------------------
                                                                                                            40,000,000
                                                                                                   --------------------

   The accompanying notes are an integral part of these financial statements.

                                       19

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
        PRINCIPAL                                                              YIELD TO RESET DATE
         AMOUNT                   DESCRIPTION                                  OR MATURITY ON DATE          VALUE
    (IN THOUSANDS)              MATURITY DATE                                      OF PURCHASE             (NOTE 2)
    --------------              -------------                                      -----------             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.2%

$            26,684       Federal Farm Credit Bank                                  2.37%       $           26,634,560
                          April 30, 2003

             30,000       Federal Home Loan Bank                                    1.26                    29,991,733
                          April 9, 2003

             99,791       Federal Home Loan Bank                                    1.37                    99,716,447
                          April 21, 2003

             35,090       Federal Home Loan Bank                                    2.37                    35,036,195
                          April 25, 2003

             18,622       Federal Home Loan Bank                                    2.51                    18,574,235
                          May 9, 2003

             24,000       Federal Home Loan Bank                                    2.06                    24,000,000
                          July 2, 2003

             15,583       Federal Home Loan Bank                                    1.24                    15,515,933
                          August 6, 2003

             50,000       Federal National Mortgage Assoc.                          1.25                    49,974,375
                          April 16, 2003

             30,000       Federal National Mortgage Assoc.                          1.25                   $29,956,104
                          May 14, 2003

             23,000       Federal National Mortgage Assoc.                          2.08                    22,887,722
                          June 27, 2003

             50,000       Federal National Mortgage Assoc.                          1.26                    49,759,125
                          August 20, 2003


   The accompanying notes are an integral part of these financial statements.


                                       20


CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

        PRINCIPAL                                                               YIELD TO RESET DATE
         AMOUNT                   DESCRIPTION                                 OR MATURITY ON DATE          VALUE
    (IN THOUSANDS)              MATURITY DATE                                      OF PURCHASE             (NOTE 2)
    --------------              -------------                                      -----------             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - Continued

$            83,450       Federal Farm Credit Bank                                  2.37%          $        83,042,941
                                                                                                   -------------------
                          August 22, 2003

                          Total U.S. Government Agency
                          Obligations                                                                       485,089,370
                                                                                                   -------------------
                          (amortized cost $485,089,370)

REPURCHASE AGREEMENTS - 4.3%

              3,601        Repurchase Agreement with Goldman Sachs, 1.32%,           1.34                     3,601,000
                          due April 1, 2003, with proceeds at maturity of
                          $3,601,132 (collateralized by a Government National
                          Mortgage Association Pool, with a market
                          value of $3,673,021)

             70,000        Repurchase Agreement with Societe Generale,               1.37                    70,000,000
                          1.35%, due April 1, 2003, with proceeds at
                          maturity of $70,002,625 (collateralized by
                          various Government National Mortgage Association
                          Pools, with a market value of $71,260,167 and a
                          U.S. Treasury Note, with a market value of
                          $79,916)

                                                                                                     ------------------
                          Total Repurchase Agreements                                                        73,601,000
                                                                                                     ------------------
                          (amortized cost $73,601,000)

                          Total Investments - 100.0%                                               $     1,717,530,884
                          (amortized cost $1,717,530,884)

                          Liabilities in excess of other assets - 0.0%                                         (42,515)
                                                                                                  --------------------

                          Net Assets - 100.0%                                                     $      1,717,488,369
                                                                                                  =====================

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:

Investments, at value
      Commercial Paper                                     $1,118,840,514
      Floating Rate Commercial Paper                           40,000,000
      U.S. Government Agency Obligations                      485,089,370
      Repurchase Agreements                                    73,601,000
                                                    ----------------------
          Total Investments, at value                       1,717,530,884
Cash                                                                  799
Interest receivable                                               136,284
Prepaid expenses                                                   10,150
                                                    ----------------------
          Total Assets                                      1,717,678,117
                                                    ----------------------
LIABILITIES:

Investment advisory fees payable                                  120,576
Accrued trustees' fees and expenses                                21,503
Other accrued expenses                                             47,669
                                                    ----------------------
          Total Liabilities                                       189,748
                                                    ----------------------

NET ASSETS                                                 $1,717,488,369
                                                    ======================



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                       FOR THE
                                         SIX
                                       MONTHS
                                     ENDED YEAR                 FOR THE
                                      MARCH 31,                  ENDED
                                        2003                 SEPTEMBER 30,
                                     (UNAUDITED)                  2002
                                --------------------     ---------------------
INVESTMENT INCOME:
     Interest                         $  13,259,252             $  37,531,552

EXPENSES:
     Investment advisory fees               681,627                 1,396,350
     Custodian fees                          30,722                    55,234
     Accrued trustees'
      fees and expenses                      28,180                    58,377
     Audit fees                              16,549                    25,450
     Legal fees                              21,369                    21,976
     Other expenses                          26,179                    37,897
                                --------------------     ---------------------
          Net expenses                      804,626                 1,595,284
                                --------------------     ---------------------
     NET INVESTMENT INCOME            $  12,454,626             $  35,936,268
                                ====================     =====================


   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FOR THE
                                       FOR THE                                                       FOR THE           PERIOD
                                         SIX                                                         ELEVEN             MAY 3,
                                        MONTHS                                                       MONTHS            1999***
                                        ENDED               FOR THE YEAR ENDED SEPT. 30,             ENDED             THROUGH
                                    MARCH 31, 2003        ---------------------------------         SEPT. 30,          OCT. 31,
                                     (UNAUDITED)              2002                 2001                2000              1999
                                    --------------        ------------         ------------       ------------       ------------
OPERATIONS:

Net investment income          $     12,454,626    $     35,936,268    $     55,776,099    $     40,882,776    $      4,976,187
                               ----------------    ----------------    ----------------    ----------------    ----------------
SHARE TRANSACTIONS:

Contributions                    11,853,761,131      21,009,192,889      14,570,843,742      10,194,540,639       1,913,721,258
Withdrawals                     (11,742,785,115)    (21,031,138,151)    (13,763,332,196)    (10,227,164,851)     (1,210,176,933)
                               ----------------    ----------------    ----------------    ----------------    ----------------
  Net increase (decrease)
  in net assets resulting
  from beneficial interest
  transactions                      110,976,016         (21,945,262)        807,511,546         (32,624,212)        703,544,325
                               ----------------    ----------------    ----------------    ----------------    ----------------

Total increase in net assets
                                    123,430,642          13,991,006         863,287,645           8,258,564         708,520,512

NET ASSETS:

Beginning of period               1,594,057,727       1,580,066,721         716,779,076         708,520,512                   0
                               ----------------    ----------------    ----------------    ----------------    ----------------
End of period                  $  1,717,488,369    $  1,594,057,727    $  1,580,066,721    $    716,779,076    $    708,520,512
                               ================    ================    ================    ================    ================
Financial Highlights:

Ratio to average net assets:
     Net expenses                         0.09%*              0.09%               0.10%                0.10%*              0.15%*
     Net investment income                1.45%*              2.04%               4.82%                6.12%*              5.23%*

      Total Return                        0.73%**             2.07%               5.21%                5.73%**             2.53%**

  * - Annualized
 ** - Unannualized
*** - Commencement of operations



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Pursuant to the Board of Trustees meeting held on December 15, 1999, the trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with Cadre Financial Services, Inc. ("Cadre"), a wholly-owned subsidiary of Ambac Financial Group, Inc., whereby Cadre provides investment advisory services and administrative services to the Portfolio. For its services, Cadre is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

Ambac Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of Ambac Financial Group, Inc., acts as the exclusive distributor of the Trust's shares.

Certain officers of the Trust may be officers of Cadre and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of Cadre and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.


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